Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Emles Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001755351
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2020
Prospectus Date	rr_ProspectusDate	Oct. 08, 2020
Emles Luxury Goods ETF | Emles Luxury Goods ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LUXE
Emles Federal Contractors ETF | Emles Federal Contractors ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FEDX
Emles Protective Allocation ETF | Emles Protective Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEFN
Emles Real Estate Credit ETF | Emles Real Estate Credit ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	REC
Emles @Home ETF | Emles @Home ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LIV
Emles Made in America ETF | Emles Made in America ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMER